UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               8/10/01
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    19

Form 13F Information Table Value    $50781

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                           qtr ending 6/30/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
iSHARES S&P 600 SM CAP       COMMON        464287804         9121         80000  SH            X                   80000
ML BIOTECH HLDG              COMMON        09067D201         4770         36000  SH            X                   36000
NASDAQ-100 SHARES            COMMON        631100104         4570        100000  SH            X                  100000
FEDERAL NATL MTGE ASSN       COMMON        313586109         4252         50000  SH            X                   50000
FLUOR CORP                   COMMON        343412102         3612         80000  SH            X                   80000
KLA INSTRUMENTS CORP         OTC           482480100         3508         60000  SH            X                   60000
NOVELLUS SYSTEMS             OTC           670008101         3407         60000  SH            X                   60000
PIXELWORKS INC               OTC           72581M107         3038         85000  SH            X                   85000
NVIDIA CORP                  OTC           67066G104         2783         30000  SH            X                   30000
IMCLONE SYSTEMS INC          OTC           45245W109         2640         50000  SH            X                   50000
QLOGIC CORP                  OTC           747277101         2578         40000  SH            X                   40000
GENESIS MICROCHIP            OTC           371933102         2531         70000  SH            X                   70000
PEOPLESOFT INC               OTC           712713106         2462         50000  SH            X                   50000
AMERIPATH INC                OTC           03071D109         2198         75000  SH            X                   75000
eBAY INC                     OTC           278642103         1712         25000  SH            X                   25000
PHARMACEUTICAL PRODUCT DEV   OTC           717124101         1220         40000  SH            X                   40000
QUIINTILE TRANSNATIONAL CORP OTC           748767100          934         37000  SH            X                   37000
BUSINESS OBJECTS SA          OTC           12328X107         -944        -40000  SH            X                  -40000
PROVIDIAN FINANCIAL CORP     COMMON        74406A102        -3611        -61000  SH            X                  -61000
                             Total                          50781